BORROWINGS - Repayments on Non-Recourse Borrowings (Details) - Non-recourse borrowings - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 13,113	$ 8,063
Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	13,206
Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(93)
2019 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	996
2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	806
2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	835
2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	762
2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,523
Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6,284
Utilities
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,397	3,649
Utilities | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	5,412
Utilities | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(15)
Utilities | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	98
Utilities | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	348
Utilities | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	501
Utilities | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	205
Utilities | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,252
Utilities | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,008
Transport
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,444	3,257
Transport | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,448
Transport | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(4)
Transport | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	233
Transport | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	205
Transport | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	307
Transport | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	340
Transport | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	340
Transport | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,023
Energy
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,155	1,157
Energy | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	3,209
Energy | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(54)
Energy | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	82
Energy | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	247
Energy | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	11
Energy | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	211
Energy | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	925
Energy | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,733
Data Infrastructure [Member]
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,117	$ 0
Data Infrastructure [Member] | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	1,137
Data Infrastructure [Member] | Deferred financing costs and other
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	(20)
Data Infrastructure [Member] | 2019 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	583
Data Infrastructure [Member] | 2020 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6
Data Infrastructure [Member] | 2021 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16
Data Infrastructure [Member] | 2022 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6
Data Infrastructure [Member] | 2023 | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	6
Data Infrastructure [Member] | Thereafter | Gross
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 520